Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

In April 2013, we sold two long-term acute care hospitals, Summit Hospital of Southeast Arizona and Summit Hospital of Southeast Texas, for total proceeds of $18.5 million, resulting in a gain of approximately $2 million.